PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 61,238	$ 43,967
Less: Accumulated depreciation	(13,881)	(6,122)
Property and equipment, net	47,357	37,845	$ 58,767
Depreciation and amortization expense	8,000	6,000
Loss on sales and disposal of Property and Equipment	300	700
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,613	1,613
Building and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,898	5,495
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	21,478	17,661
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,406	511
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,633	5,090
Molds and dyes
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,051	5,602
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,573	2,611
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,061	2,338
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8,525	$ 3,046